Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 685,167	$ 802,917	$ 691,789
Costs and expenses:
Cost of revenues	518,142	608,605	528,651
Research and development	117,757	95,820	94,422
General and administrative	20,614	20,119	18,470
Bad debt expense	155	620	310
Sales and marketing	20,349	18,518	19,264
Total costs and expenses	677,017	743,682	661,117
Operating income	8,150	59,235	30,672
Non operating income (loss):
Interest income	2,225	1,221	710
Dividend income	0	700	0
Gains on sale of securities, net	23,226	10	1,993
Equity in losses of equity method investees	(1,200)	(1,277)	(77)
Foreign currency exchange gains (losses), net	(1,517)	167	(43)
Interest expense	(565)	(633)	(514)
Other income (loss), net	19	(5)	126
Total non operating income (loss)	22,188	183	2,195
Earnings before income taxes	30,338	59,418	32,867
Income tax expense	4,520	10,671	11,405
Net income	25,818	48,747	21,462
Net loss attributable to noncontrolling interests	2,149	2,165	3,733
Net income attributable to Himax Technologies, Inc. stockholders	$ 27,967	$ 50,912	$ 25,195
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.08	$ 0.15	$ 0.07
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	0.08	0.15	0.07
Basic earnings per ADS attributable to Himax Technologies, Inc. stockholders (in dollars per ADS)	0.16	0.3	0.15
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders (in dollars per ADS)	$ 0.16	$ 0.3	$ 0.15